Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
January 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration Bond ETF | First Quarter Report 2023
Asset-Backed Securities - Non-Agency 9 .9%
Issue
Description
Principal
Amount ($) Value ($)
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 106,788
Class A3, Series 2022-2, 4.380%,
04/18/28 125,000 123,615
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 124,956
BMW Vehicle Owner Trust
Class A4, Series 2020-A, 0.620%,
04/26/27 100,000 95,766
Carmax Auto Owner Trust
Class A3, Series 2021-2, 0.520%,
02/17/26 59,095 56,999
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 23,685
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 92,075
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 268,596
Drive Auto Receivables Trust
Class C, Subordinated Series
2021-3, 1.470%, 01/15/27 125,000 118,709
Exeter Automobile Receivables Trust
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 92,297
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 68,656
Ford Credit Auto Lease Trust
Class A4, Series 2022-A, 3.370%,
07/15/25 100,000 97,911
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 125,097
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 92,835
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 145,652
Ford Credit Floorplan Master Owner Trust
Class A, Series 2019-2, 3.060%,
04/15/26 275,000 268,588
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 136,982
GM Financial Automobile Leasing Trust
Class A3, Series 2022-2, 3.420%,
06/20/25 100,000 98,106
Class B, Subordinated Series
2021-2, 0.690%, 05/20/25 100,000 96,177
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 107,340
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 144,107
Class A3, Series 2021-2, 0.510%,
04/16/26 90,822 87,408
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 59,548 57,785
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Honda Auto Receivables Owner Trust
Class A4, Series 2020-2, 1.090%,
10/15/26 150,000 145,633
Class A4, Series 2020-3, 0.460%,
04/19/27 150,000 143,449
Hyundai Auto Receivables Trust
Class A4, Series 2020-C, 0.490%,
11/16/26 100,000 93,824
Class A3, Series 2022-A, 2.220%,
10/15/26 150,000 143,936
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 136,104
Mercedes-Benz Auto Lease Trust
Class A4, Series 2021-B, 0.510%,
03/15/27 150,000 142,842
Nissan Auto Receivables Owner Trust
Class A4, Series 2020-B, 0.710%,
02/16/27 150,000 145,047
Santander Drive Auto Receivables Trust
Class B, Series 2022-3, 4.130%,
08/16/27 45,000 44,138
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 46,456
Class A3, Series 2022-4, 4.140%,
02/16/27 90,000 89,050
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 95,234
Class D, Series 2020-4, 1.480%,
01/15/27 100,000 95,947
Toyota Auto Receivables Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 91,948
Class A4, Series 2020-C, 0.570%,
10/15/25 150,000 142,769
Class A3, Series 2022-B, 2.930%,
09/15/26 100,000 97,078
World Omni Auto Receivables Trust
Class B, Subordinated Series
2019-A, 3.340%, 06/16/25 125,000 124,891
Class B, Series 2020-C, 0.870%,
10/15/26 100,000 92,218
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 140,315
World Omni Automobile Lease Securitization
Trust
Class A4, Series 2022-A, 3.340%,
06/15/27 150,000 146,839
Class B, Series 2022-A, 3.670%,
06/15/27 100,000 97,585
Total Asset-Backed Securities - Non-
Agency
(Cost $5,042,447) 4,885,433
Commercial Mortgage-Backed Securities - Non-Agency 9 .9%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 120,963
Class A2, Series 2019-BN16,
3.933%, 02/15/52 127,150 125,240

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2023 3
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 70,983
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 93,678
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 100,000 97,675
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 96,153
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 96,714 92,958
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 129,689
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 144,644
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 45,608
CGMS Commercial Mortgage Trust
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 117,133
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 34,974 33,191
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 94,037
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 95,286
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 96,503
Class B, Subordinated Series
2015-P1, 4.315%, 09/15/48
(a)
100,000 92,995
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 133,843
Class AAB, Series 2017-P8,
3.268%, 09/15/50 136,826 131,431
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 94,756
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 94,313
COMM Mortgage Trust
Class A4, Series 2014-UBS3,
3.819%, 06/10/47 100,000 97,496
Class D, Series 2015-CR26,
3.467%, 10/10/48
(a)
56,000 45,946
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 94,460
Class C, Series 2013-CR13,
4.876%, 11/10/46
(a)
100,000 94,467
Class A3, Series 2015-LC23,
3.521%, 10/10/48 125,000 120,513
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 62,555
GS Mortgage Securities Trust
Class AS, Series 2013-GC16,
4.649%, 11/10/46 150,000 147,671
Class C, Subordinated Series
2016-GS3, 3.990%, 10/10/49
(a)
75,000 65,940
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 139,778
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 92,940
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 129,237
Class AS, Subordinated Series
2013-C17, 4.458%, 01/15/47 100,000 98,010
Class A4, Series 2014-C22,
3.801%, 09/15/47 100,000 97,184
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 75,969 73,549
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 95,602
Class A3, Series 2015-C31,
3.801%, 08/15/48 86,813 83,693
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 93,817
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2015-C24,
3.479%, 05/15/48 82,130 78,628
Class A3, Series 2016-C28,
3.272%, 01/15/49 101,619 96,834
Class C, Subordinated Series
2016-C31, 4.266%, 11/15/49
(a)
50,000 40,628
Class ASB, Series 2017-C34,
3.354%, 11/15/52 90,267 86,852
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 141,315
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 140,468
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 95,746
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 91,325 87,116
Class A3, Series 2015-P2, 3.541%,
12/15/48 68,592 66,060
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 117,682
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 84,391
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 42,558
WFRBS Commercial Mortgage Trust
Class A5, Series 2014-C22,
3.752%, 09/15/57 150,000 145,558
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,249,993) 4,857,773

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
4 Columbia Short Duration Bond ETF | First Quarter Report 2023
Corporate Bonds 55 .9%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
2.196%, 02/04/26 80,000 73,868
5.040%, 05/01/27 119,000 120,257
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 101,725
6.875%, 05/01/25 60,000 61,754
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 71,999
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 39,563
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 56,998
Rolls-Royce PLC
3.625%, 10/14/25
(b)
85,000 79,325
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 36,529
Total 642,018
Airlines 1.2%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 36,108 31,701
Class A, Series 2015-1, 3.375%,
05/01/27 53,193 45,798
Class AA, Series AA, 3.575%,
01/15/28 34,532 31,410
Class AA, Series 2015-2, 3.600%,
09/22/27 34,605 31,620
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
120,000 117,684
Delta Air Lines, Inc.
2.900%, 10/28/24 130,000 124,020
7.375%, 01/15/26 85,000 88,917
Southwest Airlines Co.
5.250%, 05/04/25 40,000 40,279
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 51,264 48,763
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 56,995
Total 617,187
Automotive 2.8%
Ford Motor Co.
4.346%, 12/08/26 110,000 107,146
Ford Motor Credit Co. LLC
4.125%, 08/17/27 200,000 184,279
4.134%, 08/04/25 204,000 194,844
4.271%, 01/09/27 200,000 188,016
Series GMTN, 4.389%, 01/08/26 300,000 288,637
General Motors Co.
6.125%, 10/01/25 40,000 41,018
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 107,542
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 46,978
5.000%, 05/31/26 60,000 58,036
ZF North America Capital, Inc.
4.750%, 04/29/25
(b)
153,000 147,934
Total 1,364,430
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Banking 4.5%
Ally Financial, Inc.
2.200%, 11/02/28 50,000 41,776
5.750%, 11/20/25 100,000 99,255
Bank of America Corp.
Series L, 3.950%, 04/21/25 120,000 117,982
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 120,000 118,798
Barclays PLC
4.375%, 01/12/26 200,000 196,462
Capital One Financial Corp.
3.300%, 10/30/24 60,000 58,316
4.200%, 10/29/25 40,000 39,129
Citigroup, Inc.
4.125%, 07/25/28 80,000 76,724
Subordinated 4.600%, 03/09/26 120,000 119,278
Citizens Financial Group, Inc.
2.850%, 07/27/26 80,000 75,040
Deutsche Bank AG
4.500%, 04/01/25 200,000 193,853
Deutsche Bank AG/New York NY
2.552%, (SOFRRATE + 1.318%),
01/07/28
(c)
150,000 133,905
Fifth Third Bancorp
2.550%, 05/05/27 40,000 36,932
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 83,220
HSBC Holdings PLC
4.250%, 08/18/25 204,000 200,313
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 196,169
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 120,553
Regions Financial Corp.
1.800%, 08/12/28 40,000 34,828
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 39,482
Synchrony Financial
3.950%, 12/01/27 85,000 78,617
4.250%, 08/15/24 70,000 68,763
Webster Financial Corp.
4.100%, 03/25/29 85,000 80,045
Total 2,209,440
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 81,017
Standard Industries, Inc.
5.000%, 02/15/27
(b)
50,000 47,613
Total 128,630
Cable and Satellite 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
150,000 142,936
5.500%, 05/01/26
(b)
60,000 58,971
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 113,946
4.908%, 07/23/25 100,000 99,489
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 45,078
5.000%, 08/01/27
(b)
100,000 94,633

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2023 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 79,334
Videotron Ltd.
5.375%, 06/15/24
(b)
85,000 84,676
Total 719,063
Chemicals 0.5%
Celanese US Holdings LLC
6.165%, 07/15/27 50,000 50,640
6.330%, 07/15/29 60,000 60,944
DuPont de Nemours, Inc.
4.493%, 11/15/25 20,000 19,991
4.725%, 11/15/28 100,000 101,458
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 38,419
Total 271,452
Consumer Cyclical Services 0.8%
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 46,901
CoreCivic, Inc.
8.250%, 04/15/26 50,000 51,326
eBay, Inc.
1.400%, 05/10/26 40,000 36,087
Newmark Group, Inc.
6.125%, 11/15/23 85,000 85,223
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
50,000 44,485
5.750%, 04/15/26
(b)
120,000 118,181
Total 382,203
Consumer Products 0.5%
Brunswick Corp.
0.850%, 08/18/24 85,000 79,240
Clorox Co. (The)
3.100%, 10/01/27 40,000 37,752
Newell Brands, Inc.
4.875%, 06/01/25 120,000 117,254
Total 234,246
Diversified Manufacturing 1.0%
Carrier Global Corp.
2.493%, 02/15/27 40,000 36,983
Newell Brands, Inc.
4.450%, 04/01/26 60,000 56,995
Otis Worldwide Corp.
2.056%, 04/05/25 40,000 37,733
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 46,321
Raytheon Technologies Corp.
4.125%, 11/16/28 120,000 117,836
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,666
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
115,000 116,829
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25 60,000 56,730
Total 508,093
Electric 2.4%
AES Corp. (The)
1.375%, 01/15/26 40,000 36,038
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 102,132
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 76,305
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(c)
120,000 115,915
Duke Energy Corp.
3.750%, 04/15/24 40,000 39,475
Emera US Finance LP
3.550%, 06/15/26 80,000 75,861
Enel Americas SA
4.000%, 10/25/26 85,000 83,039
FirstEnergy Corp.
Series B, 4.150%, 07/15/27 30,000 28,667
FirstEnergy Transmission LLC
4.350%, 01/15/25
(b)
60,000 58,768
Interstate Power and Light Co.
3.250%, 12/01/24 40,000 38,906
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 36,117
3.550%, 05/01/27 40,000 38,399
NextEra Energy Operating Partners LP
4.250%, 07/15/24
(b)
85,000 83,237
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 74,545
Public Service Enterprise Group, Inc.
2.875%, 06/15/24 40,000 38,887
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 199,712
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 38,673
Total 1,164,676
Environmental 0.2%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
50,000 48,655
Republic Services, Inc.
2.900%, 07/01/26 40,000 37,846
Total 86,501
Finance Companies 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 152,817
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 75,073
Ares Capital Corp.
2.150%, 07/15/26 40,000 34,988
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 108,640
Blackstone Private Credit Fund
1.750%, 09/15/24 120,000 112,037
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 117,088
Navient Corp.
5.875%, 10/25/24 60,000 59,336
6.750%, 06/25/25 80,000 79,828
Oaktree Specialty Lending Corp.
3.500%, 02/25/25 85,000 82,016
OneMain Finance Corp.
3.500%, 01/15/27 170,000 148,492
7.125%, 03/15/26 50,000 49,726
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 44,600

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
6 Columbia Short Duration Bond ETF | First Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
SLM Corp.
4.200%, 10/29/25 80,000 74,921
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 112,526
Total 1,252,088
Food and Beverage 1.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/26 40,000 39,090
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 100,000 101,509
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 37,950
Campbell Soup Co.
3.950%, 03/15/25 40,000 39,405
Conagra Brands, Inc.
4.300%, 05/01/24 60,000 59,374
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 83,972
General Mills, Inc.
4.000%, 04/17/25 40,000 39,394
Kellogg Co.
3.250%, 04/01/26 40,000 38,616
Keurig Dr Pepper, Inc.
0.750%, 03/15/24 40,000 38,214
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 57,122
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 75,888
Sysco Corp.
3.300%, 07/15/26 40,000 38,434
Tyson Foods, Inc.
3.950%, 08/15/24 60,000 59,252
Total 708,220
Foreign Agencies 2.7%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 188,861
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 195,810
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/72
(c)
200,000 200,198
Ecopetrol SA
4.125%, 01/16/25 100,000 96,880
Petrobras Global Finance BV
7.375%, 01/17/27 180,000 188,490
Petroleos Mexicanos
6.875%, 08/04/26 250,000 244,584
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 206,124
Total 1,320,947
Foreign Government Obligations 3.7%
Ecopetrol SA
5.375%, 06/26/26 250,000 241,560
Equate Petrochemical BV
Series REGS, 4.250%, 11/03/26 200,000 195,480
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 454,258
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 192,136
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 194,225
Petroleos Mexicanos
5.350%, 02/12/28 424,000 371,751
6.500%, 01/23/29 200,000 179,924
Total 1,829,334
Gaming 1.3%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26 40,000 39,958
5.750%, 06/01/28 85,000 86,591
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 200,811
Las Vegas Sands Corp.
3.500%, 08/18/26 180,000 167,411
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 79,542
VICI Properties LP / VICI Note Co., Inc.
4.625%, 06/15/25
(b)
60,000 58,141
Total 632,454
Health Care 3.2%
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 38,224
Baxter International, Inc.
1.915%, 02/01/27 85,000 76,719
Becton Dickinson and Co.
3.363%, 06/06/24 40,000 39,220
Boston Scientific Corp.
3.450%, 03/01/24 18,000 17,735
Cardinal Health, Inc.
3.079%, 06/15/24 40,000 38,997
Cigna Corp.
3.400%, 03/01/27 85,000 81,373
4.125%, 11/15/25 40,000 39,549
4.375%, 10/15/28 50,000 49,583
CVS Health Corp.
1.300%, 08/21/27 85,000 73,688
4.300%, 03/25/28 80,000 78,675
GE HealthCare Technologies, Inc.
5.650%, 11/15/27
(b)
100,000 103,537
HCA, Inc.
5.250%, 06/15/26 50,000 50,089
5.375%, 09/01/26 85,000 85,493
5.875%, 02/15/26 100,000 101,645
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 194,438
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 72,012
PerkinElmer, Inc.
0.850%, 09/15/24 120,000 112,258
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 38,873
Tenet Healthcare Corp.
4.875%, 01/01/26 100,000 97,377
5.125%, 11/01/27 100,000 96,262
Toledo Hospital (The)
Series B, 5.325%, 11/15/28 85,000 69,367
Total 1,555,114
Healthcare Insurance 0.2%
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,243

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2023 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Humana, Inc.
1.350%, 02/03/27 85,000 74,917
Total 114,160
Healthcare REIT 0.9%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 77,171
Healthpeak Properties, Inc.
3.400%, 02/01/25 120,000 116,237
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27 100,000 84,558
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 81,573
Ventas Realty LP
4.125%, 01/15/26 40,000 39,220
Welltower OP LLC
4.250%, 04/15/28 40,000 38,624
Total 437,383
Home Construction 0.1%
Lennar Corp.
4.750%, 05/30/25 40,000 39,561
Independent Energy 1.6%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 38,661
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 81,603
EQT Corp.
3.125%, 05/15/26
(b)
80,000 74,886
6.125%, 02/01/25 40,000 40,453
Harbour Energy PLC
5.500%, 10/15/26
(b)
85,000 78,204
Matador Resources Co.
5.875%, 09/15/26 85,000 83,665
MEG Energy Corp.
7.125%, 02/01/27
(b)
40,000 41,037
Occidental Petroleum Corp.
5.875%, 09/01/25 240,000 242,972
PDC Energy, Inc.
5.750%, 05/15/26 120,000 116,048
Southwestern Energy Co.
5.700%, 01/23/25 11,000 10,914
Total 808,443
Leisure 0.3%
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(b)
120,000 128,756
Life Insurance 0.3%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 82,909
Corebridge Financial, Inc.
3.850%, 04/05/29
(b)
50,000 46,856
Lincoln National Corp.
3.800%, 03/01/28 40,000 38,098
Total 167,863
Lodging 0.7%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
153,000 152,353
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 81,208
Marriott International, Inc.
Series X, 4.000%, 04/15/28 60,000 57,615
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 39,706
Total 330,882
Media and Entertainment 1.3%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 101,880
Discovery Communications LLC
3.950%, 03/20/28 125,000 116,817
Fox Corp.
3.050%, 04/07/25 80,000 77,152
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 38,755
5.875%, 02/15/25 60,000 61,034
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 39,225
Paramount Global
4.000%, 01/15/26 40,000 38,875
Take-Two Interactive Software, Inc.
3.550%, 04/14/25 85,000 82,449
Warnermedia Holdings, Inc.
4.054%, 03/15/29
(b)
100,000 91,756
Total 647,943
Media Cable 0.3%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 135,864
Metals and Mining 1.1%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 40,617
FMG Resources August 2006 Pty Ltd.
5.125%, 05/15/24
(b)
85,000 84,225
Freeport-McMoRan, Inc.
4.550%, 11/14/24 150,000 148,434
Novelis Corp.
3.250%, 11/15/26
(b)
150,000 135,807
Nucor Corp.
2.000%, 06/01/25 40,000 37,602
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 109,969
Total 556,654
Midstream 3.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/26
(b)
85,000 87,215
Buckeye Partners LP
3.950%, 12/01/26 85,000 77,995
4.125%, 03/01/25
(b)
40,000 38,025
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,297
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, 04/01/25 50,000 49,310
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 39,999
Energy Transfer LP
4.950%, 05/15/28 70,000 69,204
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,434
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 39,125
EQM Midstream Partners LP
4.000%, 08/01/24 15,000 14,532
6.000%, 07/01/25
(b)
45,000 44,320

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
8 Columbia Short Duration Bond ETF | First Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kinder Morgan, Inc.
4.300%, 06/01/25 85,000 84,160
MPLX LP
4.875%, 06/01/25 40,000 39,924
National Fuel Gas Co.
3.950%, 09/15/27 85,000 80,307
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
100,000 92,319
NuStar Logistics LP
5.625%, 04/28/27 85,000 81,872
6.000%, 06/01/26 40,000 39,203
ONEOK, Inc.
4.000%, 07/13/27 80,000 76,974
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 84,184
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 40,072
5.625%, 03/01/25 40,000 40,380
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 50,000 49,976
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 40,176
Western Midstream Operating LP
3.350%, 02/01/25 120,000 114,573
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 120,854
Total 1,500,430
Natural Gas 0.1%
Sempra Energy
3.400%, 02/01/28 40,000 37,937
Office REIT 0.5%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 39,002
Boston Properties LP
4.500%, 12/01/28 80,000 76,998
Office Properties Income Trust
4.500%, 02/01/25 120,000 111,600
Total 227,600
Oil Field Services 0.1%
Petrofac Ltd.
9.750%, 11/15/26
(b)
85,000 55,472
Other Financial Institutions 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 48,785
6.250%, 05/15/26 40,000 39,476
6.375%, 12/15/25 170,000 168,535
Total 256,796
Other Industry 0.1%
AECOM
5.125%, 03/15/27 50,000 49,124
Other REIT 0.4%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 38,802
EPR Properties
4.500%, 04/01/25 40,000 38,697
iStar, Inc.
4.250%, 08/01/25 60,000 59,565
Service Properties Trust
7.500%, 09/15/25 60,000 59,100
Total 196,164
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Packaging 1.0%
Amcor Finance USA, Inc.
3.625%, 04/28/26 120,000 115,247
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 77,591
Ball Corp.
5.250%, 07/01/25 180,000 179,048
Berry Global, Inc.
1.650%, 01/15/27 85,000 74,369
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,030
Total 485,285
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 80,239
Pharmaceuticals 1.5%
AbbVie, Inc.
2.950%, 11/21/26 185,000 175,497
3.800%, 03/15/25 60,000 58,880
Amgen, Inc.
1.650%, 08/15/28 90,000 77,474
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 85,415
3.650%, 03/01/26 40,000 38,990
Mylan, Inc.
4.550%, 04/15/28 60,000 57,854
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 85,000 82,291
4.375%, 03/15/26 40,000 37,962
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 76,441
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,881
Total 730,685
Property & Casualty 0.4%
American International Group, Inc.
3.900%, 04/01/26 24,000 23,511
Aon Global Ltd.
3.875%, 12/15/25 40,000 39,189
Assurant, Inc.
4.900%, 03/27/28 40,000 39,424
CNA Financial Corp.
3.450%, 08/15/27 85,000 80,644
Total 182,768
Railroads 0.3%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 76,944
CSX Corp.
2.600%, 11/01/26 85,000 79,665
Total 156,609
Refining 0.4%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 47,356
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/25 50,000 49,828
Phillips 66
3.900%, 03/15/28 40,000 38,892
Phillips 66 Co.
3.750%, 03/01/28
(b)
70,000 66,319
Total 202,395

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2023 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
5.750%, 04/15/25
(b)
70,000 69,971
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 78,122
Starbucks Corp.
3.500%, 03/01/28 40,000 38,223
Total 186,316
Retail REIT 0.3%
Agree LP
2.000%, 06/15/28 85,000 72,583
Kimco Realty OP LLC
3.300%, 02/01/25 40,000 38,818
Realty Income Corp.
4.875%, 06/01/26 40,000 40,234
Total 151,635
Retailers 1.3%
AutoNation, Inc.
3.800%, 11/15/27 125,000 117,454
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 39,267
Hanesbrands, Inc.
4.625%, 05/15/24
(b)
85,000 83,575
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 80,450
O'Reilly Automotive, Inc.
3.600%, 09/01/27 120,000 115,677
QVC, Inc.
4.450%, 02/15/25 80,000 68,211
Under Armour, Inc.
3.250%, 06/15/26 170,000 155,163
Total 659,797
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 46,172
4.625%, 01/15/27
(b)
40,000 37,969
Kroger Co. (The)
4.500%, 01/15/29 40,000 39,483
Total 123,624
Technology 3.7%
Avnet, Inc.
4.625%, 04/15/26 40,000 39,162
Block, Inc.
2.750%, 06/01/26 50,000 45,458
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 120,512
Broadcom, Inc.
4.750%, 04/15/29 50,000 49,432
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 39,836
6.020%, 06/15/26 60,000 61,715
Equifax, Inc.
2.600%, 12/01/24 40,000 38,451
Equinix, Inc.
2.625%, 11/18/24 60,000 57,638
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 35,705
Fiserv, Inc.
2.750%, 07/01/24 85,000 82,366
3.200%, 07/01/26 40,000 38,015
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Flex Ltd.
3.750%, 02/01/26 85,000 82,236
Gen Digital, Inc.
5.000%, 04/15/25
(b)
85,000 83,345
Global Payments, Inc.
1.200%, 03/01/26 40,000 35,588
HP, Inc.
1.450%, 06/17/26 85,000 75,868
3.000%, 06/17/27 40,000 37,203
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 47,181
Moody's Corp.
3.750%, 03/24/25 85,000 83,246
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 79,465
Oracle Corp.
2.500%, 04/01/25 40,000 38,142
2.650%, 07/15/26 85,000 79,608
3.250%, 11/15/27 80,000 75,281
Seagate HDD Cayman
4.875%, 03/01/24 40,000 39,591
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 59,328
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 107,111
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 74,097
VMware, Inc.
1.400%, 08/15/26 85,000 75,322
3.900%, 08/21/27 40,000 38,453
Western Digital Corp.
4.750%, 02/15/26 60,000 57,953
Western Union Co. (The)
2.850%, 01/10/25 40,000 38,441
Total 1,815,749
Tobacco 0.3%
Altria Group, Inc.
2.350%, 05/06/25 40,000 37,978
BAT Capital Corp.
3.557%, 08/15/27 125,000 116,589
Total 154,567
Transportation Services 0.2%
FedEx Corp.
3.250%, 04/01/26 60,000 57,882
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 56,840
Total 114,722
Wireless 1.2%
American Tower Corp.
5.000%, 02/15/24 40,000 39,998
Rogers Communications, Inc.
3.625%, 12/15/25 100,000 96,540
Sprint LLC
7.125%, 06/15/24 85,000 86,900
7.625%, 03/01/26 170,000 179,757
T-Mobile USA, Inc.
2.050%, 02/15/28 110,000 96,931
5.375%, 04/15/27 85,000 85,333
Total 585,459

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
10 Columbia Short Duration Bond ETF | First Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wirelines 1.2%
AT&T, Inc.
0.900%, 03/25/24 40,000 38,246
2.300%, 06/01/27 40,000 36,532
4.350%, 03/01/29 85,000 83,497
British Telecommunications PLC
5.125%, 12/04/28 85,000 85,412
Level 3 Financing, Inc.
3.400%, 03/01/27
(b)
100,000 86,612
Lumen Technologies, Inc.
4.000%, 02/15/27
(b)
100,000 84,402
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 35,694
4.125%, 03/16/27 75,000 74,047
4.329%, 09/21/28 85,000 83,808
Total 608,250
Total Corporate Bonds
(Cost $28,998,414) 27,555,228
Foreign Government Obligations
(d)
13 .4%
Principal
Amount ($) Value ($)
Brazilian Government International Bond
8.875%, 04/15/24 280,000 291,699
6.000%, 04/07/26 289,000 300,893
2.875%, 06/06/25 300,000 285,684
Colombia Government International Bond
4.500%, 01/28/26 574,000 549,015
Dominican Republic International Bond
Series REGS, 5.500%, 01/27/25 200,000 199,593
Series REGS, 5.950%, 01/25/27 272,000 272,415
Hungary Government International Bond
5.375%, 03/25/24 34,000 34,114
Indonesia Government International Bond
4.100%, 04/24/28 255,000 251,550
Series REGS, 4.750%, 01/08/26 200,000 201,699
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 200,000 208,143
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 200,000 185,939
Mexico Government International Bond
4.125%, 01/21/26 200,000 197,998
3.750%, 01/11/28 255,000 244,731
Oman Government International Bond
Series REGS, 6.750%, 10/28/27 200,000 212,573
Series REGS, 5.625%, 01/17/28 400,000 403,114
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 205,708
Panama Government International Bond
Series REGS, 3.750%, 04/17/26 240,000 228,739
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.350%, 09/10/24 200,000 199,500
Series REGS, 4.400%, 03/01/28 255,000 254,783
Peruvian Government International Bond
2.392%, 01/23/26 240,000 223,594
Philippine Government International Bond
10.625%, 03/16/25 240,000 270,999
4.200%, 01/21/24 200,000 198,562
Republic of South Africa Government
International Bond
5.875%, 09/16/25 200,000 201,382
4.875%, 04/14/26 200,000 196,157
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
4.850%, 09/27/27 255,000 245,611
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 295,814
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 191,821
Uruguay Government International Bond
4.500%, 08/14/24 26,667 26,673
Total Foreign Government Obligations
(Cost $6,806,571) 6,578,503
U.S. Government & Agency Obligations 10 .0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
1.500%, 02/15/38
(e)
1,789,000 1,585,431
2.000%, 02/15/38
(e)
2,720,000 2,471,694
2.500%, 02/15/38
(e)
649,000 606,023
3.000%, 02/15/38
(e)
147,000 140,995
3.500%, 02/15/38
(e)
56,000 54,603
4.000%, 02/15/38
(e)
75,000 74,479
Total 4,933,225
Total U.S. Government & Agency
Obligations
(Cost $4,924,492) 4,933,225
U.S. Treasury Obligations 8 .9%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 8.9%
2.944%, 07/13/23 4,500,000 4,407,409
Total U.S. Treasury Obligations
(Cost $4,424,577) 4,407,409
Money Market Funds 1 .3%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.230%
(f)
632,160 632,160
Total Money Market Funds
(Cost $632,160) 632,160
Total Investments in Securities
(Cost $56,078,654) 53,849,731
Other Assets & Liabilities, Net (4,562,443)
Net Assets 49,287,288

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2023 11
Notes to Portfolio of Investments
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $4,922,943, which represents 9.99% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT314_10_N01_(03/23)
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